Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Gotham Enhanced 500 ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced 500 ETF
Class Name	Gotham Enhanced 500 ETF
Trading Symbol	GSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by writing to the Gotham Enhanced 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/gspy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended 9/30/2025, the Gotham Enhanced 500 ETF returned 17.01% and the S&P 500 Total Return Index returned 17.60%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
Information Technology	8.01%	30.11%
Communication Services	3.87%	13.04%

Largest Detractors
Health Care	-0.59%	9.37%

Stock Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
NVIDIA Corporation	2.79%	6.09%
Alphabet Inc	2.01%	4.44%

Largest Detractors
Merck & Co Inc	-0.29%	0.98%
UnitedHealth Group Incorporated	-0.27%	0.89%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Period Ended September 30, 2025	1 Year	Since Inception ( 12/28/2020 )
Gotham Enhanced 500 ETF	17.01%	14.37%
S&P 500® Total Return Index	17.60%	14.72%

Performance Inception Date	Dec. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.gothametfs.com/gspy for more recent performance information.
Net Assets	$ 638,148,000
Holdings Count | Holdings	503
Advisory Fees Paid, Amount	$ 2,675,982
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$638,148
Number of Holdings	503
Net Advisory Fee Paid	$2,675,982
Portfolio Turnover Rate	135%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Microsoft Corp.	7.4
NVIDIA Corp.	6.9
Apple, Inc.	6.2
Alphabet, Inc. - Class A	4.8
Amazon.com, Inc.	4.5
Meta Platforms, Inc. - Class A	3.7
Visa, Inc. - Class A	2.1
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc. - Class B	1.8
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

Gotham 1000 Value ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham 1000 Value ETF
Class Name	Gotham 1000 Value ETF
Trading Symbol	GVLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by writing to the Gotham 1000 Value ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/gvlu
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham 1000 Value ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended 9/30/2025, the Gotham 1000 Value ETF returned 5.62% and the Russell 1000 Value Index returned 9.44%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
Consumer Discretionary	1.76%	15.54%
Industrials	1.45%	14.47%

Largest Detractors
Consumer Staples	-0.79%	11.42%
Health Care	-0.35%	13.50%

Stock Contributors/Detractors

	Contribution	Average Exposure
Largest Contributors
Kinross Gold Corp	0.52%	0.47%
Western Digital Corp	0.46%	0.37%

Largest Detractors
Centene Corp	-0.24%	0.43%
Conagra Brands Inc	-0.24%	0.47%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended September 30, 2025	1 Year	Since Inception ( 6/7/2022 )
Gotham 1000 Value ETF	5.62%	9.30%
Russell 1000 Total Return Index	17.75%	16.88%
Russell 1000 Value Total Return Index	9.44%	9.90%

Performance Inception Date	Jun. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.gothametfs.com/gvlu for more recent performance information.
Net Assets	$ 207,564,000
Holdings Count | Holdings	473
Advisory Fees Paid, Amount	$ 922,459
Investment Company, Portfolio Turnover	210.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$207,564
Number of Holdings	473
Net Advisory Fee Paid	$922,459
Portfolio Turnover Rate	210%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Primoris Services Corp.	0.6
Kinross Gold Corp	0.6
Western Digital Corp.	0.6
Newmont Corp.	0.6
Paramount Skydance Corp. - Class B	0.6
NEXTracker, Inc. - Class A	0.5
Macy's, Inc.	0.5
TC Energy Corp.	0.5
Molina Healthcare, Inc.	0.5
Dollar General Corp.	0.5

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

Gotham Short Strategies ETF [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Short Strategies ETF
Class Name	Gotham Short Strategies ETF
Trading Symbol	SHRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by writing to the Gotham Short Strategies ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 998-4779
Additional Information Website	www.gothametfs.com/shrt
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Short Strategies ETF	$129	1.35%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended 9/30/2025, the Gotham Short Strategies ETF returned -9.47% and the 50% Inverse of the S&P 500 returned -8.95%.

• The spread for the fiscal year was -5.15%¹.

• The long portfolio contributed 11.96% for the fiscal year. The short portfolio detracted -25.68% for the fiscal year.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

		Contribution	Average Exposure
	Largest Contributors
Long	Information Technology	2.69%	19.31%
	Materials	2.62%	9.99%
Short	Health Care	1.10%	-14.82%
	Consumer Staples	0.22%	-7.92%

	Largest Detractors
Long	Health Care	-1.55%	18.85%
Short	Information Technology	-13.88%	-31.49%
	Industrials	-4.09%	-26.02%

Stock Contributors/Detractors

		Contribution	Average Exposure
	Largest Contributors
Long	Western Digital Corp	1.40%	1.20%
	Pan American Silver Corp	0.87%	1.37%
Short	Sarepta Therapeutics Inc	1.67%	-1.27%
	Dow Inc	1.02%	-1.97%

	Largest Detractors
Long	Gartner Inc	-0.68%	0.67%
	FMC Corp.	-0.67%	1.33%
Short	AppLovin Corporation	-2.07%	-1.37%
	Credo Technology Group Holding Ltd	-1.60%	-1.38%

¹ The spread is defined as how much the Fund's long portfolio outperformed its short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Period Ended September 30, 2025	1 Year	5 Year	10 Year
Gotham Short Strategies ETF	-9.47%	0.92%	-2.89%
S&P 500 Total Return Index	17.60%	16.47%	15.30%
50% Inverse of the S&P 500 Total Return Index	-8.95%	-9.30%	-8.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.gothametfs.com/shrt for more recent performance information.
Net Assets	$ 12,740,000
Holdings Count | Holdings	591
Advisory Fees Paid, Amount	$ 163,321
Investment Company, Portfolio Turnover	685.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$12,740
Number of Holdings	591
Total Advisory Fee Paid	$163,321
Portfolio Turnover Rate	685%

Holdings [Text Block]

What did the Fund invest in?*

(as of September 30, 2025)

Sector Breakdown

(% of total net assets)

*	Sector Breakdown and Top Ten Holdings are of the long positions only and do not include the underlying referenced securities that are held via swap (both long and short).

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
APA Corp.	1.9
Antero Resources Corp.	1.8
Analog Devices, Inc.	1.8
Five Below, Inc.	1.7
Ciena Corp.	1.7
Micron Technology, Inc.	1.5
Pfizer, Inc.	1.5
SoundHound AI, Inc. - Class A	1.5
HF Sinclair Corp.	1.4
Keysight Technologies, Inc.	1.3

Material Fund Change [Text Block]

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.